Mine standby costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 11,269	$ 16,106
Stratoni
Disclosure of other income & finance costs [Line Items]
Mine standby costs	6,836	11,507
Other mine standby costs
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 4,433	$ 4,599